Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2018	Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Discount rate	1.375%	1.625%
Rate of compensation increase	2.00%	2.00%